Form N-1A Supplement	Jun. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend Income Fund
JPMorgan SmartRetirement® Blend 2025 Fund
JPMorgan SmartRetirement® Blend 2030 Fund
JPMorgan SmartRetirement® Blend 2035 Fund
JPMorgan SmartRetirement® Blend 2040 Fund
JPMorgan SmartRetirement® Blend 2045 Fund
JPMorgan SmartRetirement® Blend 2050 Fund
JPMorgan SmartRetirement® Blend 2055 Fund
JPMorgan SmartRetirement® Blend 2060 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 7, 2026 to the current Summary Prospectuses,
Prospectuses and Statement of Additional Information dated November 1, 2025, as supplemented
Reorganization of JPMorgan SmartRetirement® Blend 2025 Fund into JPMorgan SmartRetirement® Blend Income Fund
It is expected that the JPMorgan SmartRetirement® Blend 2025 Fund (the “2025 Fund”) will be merged into the JPMorgan SmartRetirement® Blend Income Fund (the “Income Fund”) on or about October 2, 2026 (the “Reorganization”). The Board of Trustees approved the Reorganization. An information statement/registration statement will be mailed to 2025 Fund shareholders closer to the Reorganization date providing further details. It is anticipated that the Reorganization will not require shareholder approval.
Target Allocations Changes
In addition, as part of the annual review process, effective February 1, 2026, the Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s Summary Prospectuses and Prospectuses will be revised and replaced with the following:
JPMorgan SmartRetirement Blend 2025 Fund

Target Allocations[1]
Fixed Income	55.00%
U.S. Fixed Income	41.60%
Inflation Managed	5.00%
High Yield Fixed Income	6.60%
Emerging Markets Debt	1.80%
Equity	40.00%
U.S. Large Cap Equity	21.15%
U.S. Mid Cap Equity	2.80%
U.S. Small Cap Equity	1.55%
REITs	0.80%
International Equity	10.00%
Emerging Markets Equity	3.70%
Money Market/Cash and Cash Equivalents	5.00%
Money Market/Cash and Cash Equivalents	5.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

JPMorgan SmartRetirement Blend 2030 Fund

Target Allocations[1]
Equity	53.00%
U.S. Large Cap Equity	28.05%
U.S. Mid Cap Equity	3.70%
U.S. Small Cap Equity	2.05%
REITs	1.05%
International Equity	13.25%
Emerging Markets Equity	4.90%
Fixed Income	47.00%
U.S. Fixed Income	37.95%
Inflation Managed	2.50%
High Yield Fixed Income	5.15%
Emerging Markets Debt	1.40%
Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

JPMorgan SmartRetirement Blend 2035 Fund

Target Allocations[1]
Equity	66.00%
U.S. Large Cap Equity	34.95%
U.S. Mid Cap Equity	4.60%
U.S. Small Cap Equity	2.50%
REITs	1.30%
International Equity	16.55%
Emerging Markets Equity	6.10%
Fixed Income	34.00%
U.S. Fixed Income	29.25%
Inflation Managed	0.00%
High Yield Fixed Income	3.75%
Emerging Markets Debt	1.00%
Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

JPMorgan SmartRetirement Blend 2040 Fund

Target Allocations[1]
Equity	77.00%
U.S. Large Cap Equity	40.65%
U.S. Mid Cap Equity	5.40%
U.S. Small Cap Equity	2.95%
REITs	1.55%
International Equity	19.30%
Emerging Markets Equity	7.15%
Fixed Income	23.00%
U.S. Fixed Income	19.75%
Inflation Managed	0.00%
High Yield Fixed Income	2.55%
Emerging Markets Debt	0.70%
Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

JPMorgan SmartRetirement Blend 2045 Fund

Target Allocations[1]
Equity	85.00%
U.S. Large Cap Equity	44.95%
U.S. Mid Cap Equity	5.95%
U.S. Small Cap Equity	3.25%
REITs	1.70%
International Equity	21.30%
Emerging Markets Equity	7.85%
Fixed Income	15.00%
U.S. Fixed Income	12.90%
Inflation Managed	0.00%
High Yield Fixed Income	1.65%
Emerging Markets Debt	0.45%
Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

Composite Benchmark Changes
In addition, effective April 1, 2026, the Funds’ management team will modify the composite benchmark for each SmartRetirement Blend Fund by replacing the Bloomberg U.S. High Yield—2% Issuer Cap Index with the ICE BofA US High Yield Constrained Index to represent the High Yield component of each benchmark. Therefore, effective April 1, 2026, the description of the composite benchmark within the first paragraph of the “The Fund’s Past Performance” section of each Fund’s Summary Prospectuses and Prospectuses will be revised and replaced with the following:
The composite benchmark for the Fund is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index; Bloomberg U.S. Treasury Inflation Notes: 1‑10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3‑Month Treasury Bill Index. Each index is weighted to reflect the target allocations of the Fund and is adjusted over time to correspond to changes in the target allocations of the Fund.

JPMorgan SmartRetirement* Blend Income Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend Income Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 7, 2026 to the current Summary Prospectuses,
Prospectuses and Statement of Additional Information dated November 1, 2025, as supplemented
Reorganization of JPMorgan SmartRetirement® Blend 2025 Fund into JPMorgan SmartRetirement® Blend Income Fund
It is expected that the JPMorgan SmartRetirement® Blend 2025 Fund (the “2025 Fund”) will be merged into the JPMorgan SmartRetirement® Blend Income Fund (the “Income Fund”) on or about October 2, 2026 (the “Reorganization”). The Board of Trustees approved the Reorganization. An information statement/registration statement will be mailed to 2025 Fund shareholders closer to the Reorganization date providing further details. It is anticipated that the Reorganization will not require shareholder approval.
Composite Benchmark Changes
In addition, effective April 1, 2026, the Funds’ management team will modify the composite benchmark for each SmartRetirement Blend Fund by replacing the Bloomberg U.S. High Yield—2% Issuer Cap Index with the ICE BofA US High Yield Constrained Index to represent the High Yield component of each benchmark. Therefore, effective April 1, 2026, the description of the composite benchmark within the first paragraph of the “The Fund’s Past Performance” section of each Fund’s Summary Prospectuses and Prospectuses will be revised and replaced with the following:
The composite benchmark for the Fund is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index; Bloomberg U.S. Treasury Inflation Notes: 1‑10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3‑Month Treasury Bill Index. Each index is weighted to reflect the target allocations of the Fund and is adjusted over time to correspond to changes in the target allocations of the Fund.

JPMorgan SmartRetirement* Blend 2055 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend 2055 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 7, 2026 to the current Summary Prospectuses,
Prospectuses and Statement of Additional Information dated November 1, 2025, as supplemented
Composite Benchmark Changes
In addition, effective April 1, 2026, the Funds’ management team will modify the composite benchmark for each SmartRetirement Blend Fund by replacing the Bloomberg U.S. High Yield—2% Issuer Cap Index with the ICE BofA US High Yield Constrained Index to represent the High Yield component of each benchmark. Therefore, effective April 1, 2026, the description of the composite benchmark within the first paragraph of the “The Fund’s Past Performance” section of each Fund’s Summary Prospectuses and Prospectuses will be revised and replaced with the following:
The composite benchmark for the Fund is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index; Bloomberg U.S. Treasury Inflation Notes: 1‑10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3‑Month Treasury Bill Index. Each index is weighted to reflect the target allocations of the Fund and is adjusted over time to correspond to changes in the target allocations of the Fund.

JPMorgan SmartRetirement* Blend 2025 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend 2025 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 7, 2026 to the current Summary Prospectuses,
Prospectuses and Statement of Additional Information dated November 1, 2025, as supplemented
Reorganization of JPMorgan SmartRetirement® Blend 2025 Fund into JPMorgan SmartRetirement® Blend Income Fund
It is expected that the JPMorgan SmartRetirement® Blend 2025 Fund (the “2025 Fund”) will be merged into the JPMorgan SmartRetirement® Blend Income Fund (the “Income Fund”) on or about October 2, 2026 (the “Reorganization”). The Board of Trustees approved the Reorganization. An information statement/registration statement will be mailed to 2025 Fund shareholders closer to the Reorganization date providing further details. It is anticipated that the Reorganization will not require shareholder approval.
Target Allocations Changes
In addition, as part of the annual review process, effective February 1, 2026, the Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s Summary Prospectuses and Prospectuses will be revised and replaced with the following:
JPMorgan SmartRetirement Blend 2025 Fund

Target Allocations[1]
Fixed Income	55.00%
U.S. Fixed Income	41.60%
Inflation Managed	5.00%
High Yield Fixed Income	6.60%
Emerging Markets Debt	1.80%
Equity	40.00%
U.S. Large Cap Equity	21.15%
U.S. Mid Cap Equity	2.80%
U.S. Small Cap Equity	1.55%
REITs	0.80%
International Equity	10.00%
Emerging Markets Equity	3.70%
Money Market/Cash and Cash Equivalents	5.00%
Money Market/Cash and Cash Equivalents	5.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

Composite Benchmark Changes
In addition, effective April 1, 2026, the Funds’ management team will modify the composite benchmark for each SmartRetirement Blend Fund by replacing the Bloomberg U.S. High Yield—2% Issuer Cap Index with the ICE BofA US High Yield Constrained Index to represent the High Yield component of each benchmark. Therefore, effective April 1, 2026, the description of the composite benchmark within the first paragraph of the “The Fund’s Past Performance” section of each Fund’s Summary Prospectuses and Prospectuses will be revised and replaced with the following:
The composite benchmark for the Fund is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index; Bloomberg U.S. Treasury Inflation Notes: 1‑10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3‑Month Treasury Bill Index. Each index is weighted to reflect the target allocations of the Fund and is adjusted over time to correspond to changes in the target allocations of the Fund.

JPMorgan SmartRetirement* Blend 2030 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend 2030 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 7, 2026 to the current Summary Prospectuses,
Prospectuses and Statement of Additional Information dated November 1, 2025, as supplemented
Target Allocations Changes
In addition, as part of the annual review process, effective February 1, 2026, the Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s Summary Prospectuses and Prospectuses will be revised and replaced with the following:
JPMorgan SmartRetirement Blend 2030 Fund

Target Allocations[1]
Equity	53.00%
U.S. Large Cap Equity	28.05%
U.S. Mid Cap Equity	3.70%
U.S. Small Cap Equity	2.05%
REITs	1.05%
International Equity	13.25%
Emerging Markets Equity	4.90%
Fixed Income	47.00%
U.S. Fixed Income	37.95%
Inflation Managed	2.50%
High Yield Fixed Income	5.15%
Emerging Markets Debt	1.40%
Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

Composite Benchmark Changes
In addition, effective April 1, 2026, the Funds’ management team will modify the composite benchmark for each SmartRetirement Blend Fund by replacing the Bloomberg U.S. High Yield—2% Issuer Cap Index with the ICE BofA US High Yield Constrained Index to represent the High Yield component of each benchmark. Therefore, effective April 1, 2026, the description of the composite benchmark within the first paragraph of the “The Fund’s Past Performance” section of each Fund’s Summary Prospectuses and Prospectuses will be revised and replaced with the following:
The composite benchmark for the Fund is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index; Bloomberg U.S. Treasury Inflation Notes: 1‑10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3‑Month Treasury Bill Index. Each index is weighted to reflect the target allocations of the Fund and is adjusted over time to correspond to changes in the target allocations of the Fund.

JPMorgan SmartRetirement* Blend 2035 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend 2035 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 7, 2026 to the current Summary Prospectuses,
Prospectuses and Statement of Additional Information dated November 1, 2025, as supplemented
Target Allocations Changes
In addition, as part of the annual review process, effective February 1, 2026, the Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s Summary Prospectuses and Prospectuses will be revised and replaced with the following:
JPMorgan SmartRetirement Blend 2035 Fund

Target Allocations[1]
Equity	66.00%
U.S. Large Cap Equity	34.95%
U.S. Mid Cap Equity	4.60%
U.S. Small Cap Equity	2.50%
REITs	1.30%
International Equity	16.55%
Emerging Markets Equity	6.10%
Fixed Income	34.00%
U.S. Fixed Income	29.25%
Inflation Managed	0.00%
High Yield Fixed Income	3.75%
Emerging Markets Debt	1.00%
Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

Composite Benchmark Changes
In addition, effective April 1, 2026, the Funds’ management team will modify the composite benchmark for each SmartRetirement Blend Fund by replacing the Bloomberg U.S. High Yield—2% Issuer Cap Index with the ICE BofA US High Yield Constrained Index to represent the High Yield component of each benchmark. Therefore, effective April 1, 2026, the description of the composite benchmark within the first paragraph of the “The Fund’s Past Performance” section of each Fund’s Summary Prospectuses and Prospectuses will be revised and replaced with the following:
The composite benchmark for the Fund is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index; Bloomberg U.S. Treasury Inflation Notes: 1‑10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3‑Month Treasury Bill Index. Each index is weighted to reflect the target allocations of the Fund and is adjusted over time to correspond to changes in the target allocations of the Fund.

JPMorgan SmartRetirement* Blend 2040 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend 2040 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 7, 2026 to the current Summary Prospectuses,
Prospectuses and Statement of Additional Information dated November 1, 2025, as supplemented
Target Allocations Changes
In addition, as part of the annual review process, effective February 1, 2026, the Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s Summary Prospectuses and Prospectuses will be revised and replaced with the following:
JPMorgan SmartRetirement Blend 2040 Fund

Target Allocations[1]
Equity	77.00%
U.S. Large Cap Equity	40.65%
U.S. Mid Cap Equity	5.40%
U.S. Small Cap Equity	2.95%
REITs	1.55%
International Equity	19.30%
Emerging Markets Equity	7.15%
Fixed Income	23.00%
U.S. Fixed Income	19.75%
Inflation Managed	0.00%
High Yield Fixed Income	2.55%
Emerging Markets Debt	0.70%
Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

Composite Benchmark Changes
In addition, effective April 1, 2026, the Funds’ management team will modify the composite benchmark for each SmartRetirement Blend Fund by replacing the Bloomberg U.S. High Yield—2% Issuer Cap Index with the ICE BofA US High Yield Constrained Index to represent the High Yield component of each benchmark. Therefore, effective April 1, 2026, the description of the composite benchmark within the first paragraph of the “The Fund’s Past Performance” section of each Fund’s Summary Prospectuses and Prospectuses will be revised and replaced with the following:
The composite benchmark for the Fund is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index; Bloomberg U.S. Treasury Inflation Notes: 1‑10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3‑Month Treasury Bill Index. Each index is weighted to reflect the target allocations of the Fund and is adjusted over time to correspond to changes in the target allocations of the Fund.

JPMorgan SmartRetirement* Blend 2045 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend 2045 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 7, 2026 to the current Summary Prospectuses,
Prospectuses and Statement of Additional Information dated November 1, 2025, as supplemented
Target Allocations Changes
In addition, as part of the annual review process, effective February 1, 2026, the Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s Summary Prospectuses and Prospectuses will be revised and replaced with the following:
JPMorgan SmartRetirement Blend 2045 Fund

Target Allocations[1]
Equity	85.00%
U.S. Large Cap Equity	44.95%
U.S. Mid Cap Equity	5.95%
U.S. Small Cap Equity	3.25%
REITs	1.70%
International Equity	21.30%
Emerging Markets Equity	7.85%
Fixed Income	15.00%
U.S. Fixed Income	12.90%
Inflation Managed	0.00%
High Yield Fixed Income	1.65%
Emerging Markets Debt	0.45%
Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

Composite Benchmark Changes
In addition, effective April 1, 2026, the Funds’ management team will modify the composite benchmark for each SmartRetirement Blend Fund by replacing the Bloomberg U.S. High Yield—2% Issuer Cap Index with the ICE BofA US High Yield Constrained Index to represent the High Yield component of each benchmark. Therefore, effective April 1, 2026, the description of the composite benchmark within the first paragraph of the “The Fund’s Past Performance” section of each Fund’s Summary Prospectuses and Prospectuses will be revised and replaced with the following:
The composite benchmark for the Fund is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index; Bloomberg U.S. Treasury Inflation Notes: 1‑10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3‑Month Treasury Bill Index. Each index is weighted to reflect the target allocations of the Fund and is adjusted over time to correspond to changes in the target allocations of the Fund.

JPMorgan SmartRetirement* Blend 2050 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend 2050 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 7, 2026 to the current Summary Prospectuses,
Prospectuses and Statement of Additional Information dated November 1, 2025, as supplemented
Composite Benchmark Changes
In addition, effective April 1, 2026, the Funds’ management team will modify the composite benchmark for each SmartRetirement Blend Fund by replacing the Bloomberg U.S. High Yield—2% Issuer Cap Index with the ICE BofA US High Yield Constrained Index to represent the High Yield component of each benchmark. Therefore, effective April 1, 2026, the description of the composite benchmark within the first paragraph of the “The Fund’s Past Performance” section of each Fund’s Summary Prospectuses and Prospectuses will be revised and replaced with the following:
The composite benchmark for the Fund is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index; Bloomberg U.S. Treasury Inflation Notes: 1‑10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3‑Month Treasury Bill Index. Each index is weighted to reflect the target allocations of the Fund and is adjusted over time to correspond to changes in the target allocations of the Fund.

JPMorgan SmartRetirement Blend 2060 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend 2060 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 7, 2026 to the current Summary Prospectuses,
Prospectuses and Statement of Additional Information dated November 1, 2025, as supplemented
Composite Benchmark Changes
In addition, effective April 1, 2026, the Funds’ management team will modify the composite benchmark for each SmartRetirement Blend Fund by replacing the Bloomberg U.S. High Yield—2% Issuer Cap Index with the ICE BofA US High Yield Constrained Index to represent the High Yield component of each benchmark. Therefore, effective April 1, 2026, the description of the composite benchmark within the first paragraph of the “The Fund’s Past Performance” section of each Fund’s Summary Prospectuses and Prospectuses will be revised and replaced with the following:
The composite benchmark for the Fund is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index; Bloomberg U.S. Treasury Inflation Notes: 1‑10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3‑Month Treasury Bill Index. Each index is weighted to reflect the target allocations of the Fund and is adjusted over time to correspond to changes in the target allocations of the Fund.